SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Annual Rate of Depreciation on Property and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions of Options Granted

The fair value of options granted and Employee Stock Purchase Plan in 2010, 2011 and 2012 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2010	2011	2012
Expected volatility	31.99%	29.59%	29.37%
Risk-free interest rate	1.97%	2.04%	0.75%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.71	5.84	5.58

Employee Stock Purchase Plan
Expected volatility	20.20%	23.94%	32.04%
Risk-free interest rate	0.16%	0.14%	0.09%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5